Stock-Based Compensation (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Nov. 08, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Compensation expense		$ 665,028		$ 2,107,692
Option granted during period		705,000		6,240,000
Estimated fair value of option granted during period		$ 613,587		$ 2,926,087
Contractors [Member]
Option to purchase of common stock		25,000
Exercise price		$ 2.00
Option term		10 years
Stock option vesting percentage		25.00%
2018 Plan [Member]
Exercise price	$ 0.333
Option term	10 years
2018 Plan [Member] | Christopher Constable [Member]
Option to purchase of common stock	3,120,000			3,120,000
Exercise price	$ 2.00			$ 2.00
Option term	10 years			10 years
Stock option vesting term	1 year			1 year
2018 Plan [Member] | Long Term Employees [Member]
Option to purchase of common stock		430,000
Exercise price		$ 2.00
Option term		10 years
Stock option vesting percentage		25.00%
2018 Plan [Member] | Zoty Ponce [Member]
Option to purchase of common stock		250,000
Exercise price		$ 2.00
Option term		10 years
Stock option vesting percentage		20.00%